                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03/31/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: DELTA PARTNERS LLC

Address: ONE INTERNATIONAL PLACE SUITE 2401
         BOSTON, MA 02110


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JERRY IACONO
Title: ACCOUNT MANAGER
Phone: 212-713-9703


Signature, Place, and Date of Signing:

    Jerry Iacono                   New York NY                   05/12/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: $810,452,186.90
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

 1        28-10514                      Charles Jonson
---       ---------------------------   --------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


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                                                          VALUATION CURRENCY: USD

              ITEM 1            ITEM 2     ITEM 3       ITEM 4             ITEM 5              ITEM 6     ITEM 7      ITEM 8
          NAME OF ISSUER        TITLE       CUSIP        FAIR            SHARES OF         INVEST. DESC.   MANA-  VOTING AUTHORITY
                                  OF       NUMBER       MARKET           PRINCIPAL                SHARED   GERS
                                CLASS                    VALUE            AMOUNT  SOLE   SHARED    OTHER         SOLE  SHARED  OTHER
                                                                                   (A)     (B)      (C)           (A)   (B)     (C)
-----------------------------------------------------------------------------------------------------------------------------------
ALERIS INTERNATIONAL INC       COMMON    14477103    $ 47,050,916.00     978,800    N       X               1           978,800
BOMBAY CO INC                  COMMON    97924104    $  1,427,250.00     432,500    N       X               1           432,500
ANHEUSER BUSCH COMPANIES I     COMMON    35229103    $  2,138,500.00      50,000    N       X               1            50,000
BALLY TECHNOLOGIES INC         COMMON    05874B107   $ 17,161,599.00   1,010,100    N       X               1         1,010,100
ELAN CORP PLC-ADR              COMMON    284131208   $ 18,050,000.00   1,250,000    N       X               1         1,250,000
EMULEX CORP NEW                COMMON    292475209   $  4,272,500.00     250,000    N       X               1           250,000
W R GRACE & CO-DEL NEW         COMMON    38388F108   $ 16,158,170.00   1,214,900    N       X               1         1,214,900
INTL COAL GROUP INC NEW        COMMON    45928H106   $  1,266,200.00     130,000    N       X               1           130,000
LONGS DRUG STORES CORP         COMMON    543162101   $ 35,381,060.00     764,500    N       X               1           764,500
MASSEY ENERGY CORP             COMMON    576206106   $  8,115,750.00     225,000    N       X               1           225,000
REVLON INC-CL A                COMMON    761525500   $  1,810,768.00     573,028    N       X               1           573,028
STEELCASE INC-MICH CL A        COMMON    858155203   $ 51,628,482.00   2,868,249    N       X               1         2,868,249
UNIFI INC                      COMMON    904677101   $  7,058,088.00   2,113,200    N       X               1         2,113,200
MEMC ELECTRONIC MATERIALS      COMMON    552715104   $111,258,420.00   3,013,500    N       X               1         3,013,500
DRUGMAX INC                    OTC EQ     9086090    $  1,827,228.00   2,342,600    N       X               1         2,342,600
WTS DRUGMAX EXP 10/02/10 @     OTC EQ    9L47177A    $    475,000.00   1,250,000    N       X               1         1,250,000
ACE CASH EXPRESS INC           OTC EQ     4403101    $ 12,540,204.00     503,825    N       X               1           503,825
ACTEL CORP                     OTC EQ     4934105    $ 21,911,124.00   1,374,600    N       X               1         1,374,600
AFC ENTERPRISES INC            OTC EQ    00104Q107   $ 45,279,250.00   3,257,500    N       X               1         3,257,500
ON ASSIGNMENT INC              OTC EQ    682159108   $ 15,703,947.00   1,430,232    N       X               1         1,430,232
ASPEN TECHNOLOGY INC           OTC EQ    45327103    $ 23,916,090.00   1,890,600    N       X               1         1,890,600
COMSYS IT PRT INC              OTC EQ    20581E104   $  4,737,150.00     435,000    N       X               1           435,000
CASUAL MALE RETAIL GROUP I     OTC EQ    148711104   $  2,922,000.00     300,000    N       X               1           300,000
CRM HOLDINDS LTD               OTC EQ    G2554P103   $  4,293,750.00     375,000    N       X               1           375,000
AMERICAS CAR MART INC          OTC EQ    03062T105   $  7,113,254.00     330,849    N       X               1           330,849
DRUGMAX INC                    OTC EQ    262240104   $    361,842.00     463,900    N       X               1           463,900
BAUER EDDIE HLDGS INC          OTC EQ    71625107    $  4,437,600.00     344,000    N       X               1           344,000
BOTTOMLINE TECHNOLOGIES (D     OTC EQ    101388106   $  5,584,664.00     406,749    N       X               1           406,749
FIRST MARBLEHEAD CORP          OTC EQ    320771108   $144,952,375.00   3,351,500    N       X               1         3,351,500
GEOMET INC DEL COM 144A        OTC EQ     G008419    $  8,385,000.00     645,000    N       X               1           645,000
GAMETECH INTERNATIONAL INC     OTC EQ    36466D102   $  6,879,090.00     988,375    N       X               1           988,375
GENESIS MICROCHIP INC          OTC EQ    37184C103   $  6,049,200.00     355,000    N       X               1           355,000
KONGZHONG CORP                 OTC EQ    50047P104   $  3,903,555.00     295,500    N       X               1           295,500
MAGNA ENTERTAINMENT CORP       OTC EQ    559211107   $ 23,993,178.00   3,533,605    N       X               1         3,533,605
NATURES SUNSHINE PRODUCTS      OTC EQ    639027101   $ 18,940,000.00   1,515,200    N       X               1         1,515,200
NEW FRONTIER MEDIA INC         OTC EQ    644398109   $  6,279,207.00     827,300    N       X               1           827,300
02MICRO INTL LMTD AMERICAN     OTC EQ    67107W100   $  4,145,700.00     390,000    N       X               1           390,000
OPTIMAL GROUP INC CL A         OTC EQ    68388R208   $ 13,077,000.00     900,000    N       X               1           900,000
PROGRESSIVE GAMING INTL CO     OTC EQ    74332S102   $ 25,055,380.00   2,618,117    N       X               1         2,618,117
PORTALPLAYER INC               OTC EQ    736187204   $  3,334,500.00     150,000    N       X               1           150,000
PARALLEL PETROLEUM CORP-DE     OTC EQ    699157103   $  1,845,000.00     100,000    N       X               1           100,000
RBC BEARINGS INC               OTC EQ    75524B104   $    629,350.00      30,700    N       X               1            30,700
RURAL/METRO CORP               OTC EQ    781748108   $  2,445,164.00     310,300    N       X               1           310,300
STEINER LEISURE LTD            OTC EQ    P8744Y102   $  9,266,360.00     228,799    N       X               1           228,799
TASER INTERNATIONAL INC        OTC EQ    87651B104   $  1,588,500.00     150,000    N       X               1           150,000
THERMADYNE HOLDINGS CORP N     OTC EQ    883435307   $ 13,797,000.00     876,000    N       X               1           876,000
TRICO MARINE SERVICES INC      OTC EQ    896106200   $ 20,242,410.00     626,700    N       X               1           626,700
TWEETER HOME ENTMT GROUP I     OTC EQ    901167106   $  4,551,904.00     580,600    N       X               1           580,600
USA MOBILITY INC               OTC EQ    90341G103   $  7,432,283.00     260,965    N       X               1           260,965
WEBZEN INC                     OTC EQ    94846M102   $  7,993,623.00   1,107,150    N       X               1         1,107,150
CRESUD  ADR                    OTC EQ    226406106   $    215,728.50      14,950    N       X               1            14,950
TRANSPORTADORA DE GAS DEL ADR  OTC EQ    893870204   $    367,575.00      72,500    N       X               1            72,500
IRSA INVERSIONES Y REP SA GDR  OTC EQ    450047204   $    344,835.00      29,100    N       X               1            29,100
BBVA BANCO FRANCES ADR         OTC EQ    07329M100   $    363,400.00      46,000    N       X               1            46,000
EMPRESAS ICA SA CV ADR         OTC EQ    292448206   $    494,063.40      13,499    N       X               1            13,499
                                                     $810,452,186.90
